Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Deferred tax assets:
Net operating loss carryforwards	$ 159,141	$ 164,396
Gross deferred tax assets	159,141	164,396
Less valuation allowance	(159,141)	(164,396)
Total deferred tax assets
Deferred tax liabilities:
Gross deferred tax liabilities
Net deferred tax asset